Earnings (Loss) per Member Unit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings (Loss) per Member Unit
Schedule of computation of basic earnings (loss) per Member Unit

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net Loss Attributable to Controlling Interests	$(31,366,517)	$(16,706,718)	$(77,700,292)	$(27,734,136)

Weighted Average Member Units	68,980,596	66,322,878	68,159,532	65,633,949

Basic and Diluted Loss per Member Unit	$(0.45)	$(0.25)	$(1.14)	$(0.42)

	2018	2019	2020
Net Loss Attributable to Controlling Interests	$(43,801,295)	$(35,009,263)	$(41,074,505)
Weighted Average Member Units	24,602,085	47,587,945	65,833,962
Basic and Diluted Loss per Member Unit	$(1.78)	$(0.74)	$(0.62)

Schedule of potential Member Units were excluded from Diluted Loss per Member Unit, as their effect would be anti-dilutive	The following potential Member Units were excluded from Diluted Loss per Member Unit at September 30, 2021 and 2020, respectively:

	2021	2020
Class B‑1 Unvested Units	2,000,000	4,000,000
Class B‑2 Unvested Units	4,054,054	4,054,054
Class B‑3 Unvested Units	5,647,438	5,647,438
Class C Unvested Units	3,560,000	4,143,750
Class D Warrants	858,351	—
Total Units Excluded from Diluted EPS	16,119,843	17,845,242

	2018	2019	2020
Class B-1 Unvested Units	8,000,000	6,000,000	4,000,000
Class B-2 Unvested Units	4,054,054	4,054,054	4,054,054
Class B-3 Unvested Units	5,647,438	5,647,438	5,647,438
Class C Unvested Units	2,050,000	3,012,500	4,118,750
Class D Warrants	—	—	858,351
Total Units Excluded from Diluted EPS	19,751,492	18,713,992	18,678,593